Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Licensing Agreement
DTI has entered into licensing agreements with RCA Trademark Management for the licensing rights to the respective trademarks in the United States of America and Canada. The RCA licensing agreement was amended with Technicolor, S.A., as licensor, and expires December 31, 2024. DTI agrees to pay a royalty fee of 2.50% on net sales of the licensed products with a minimum annual payment of $440,000 for the year ended 2022, $460,000 for the year ended 2023, and $480,000 for the year ended 2024. These amounts were amended as part of the agreement signed in May 2023. The amended agreement extended our licensing agreement under December 31, 2027, and provides us the ability to sell additional products under the trademark in exchange for higher royalty payments (See Note 8).
Warranty Service Agreement
DTI entered into a warranty service agreement to provide certain warranty services for a lighting supplier through December 31, 2024, except for one class of customer, for whom services will be provided through 2030. In exchange for these services, DTI expects to receive $66,626 and $59,964 during the year ended 2023 and 2024, respectively.
Royalty Agreement
On November 28, 2021, the Company entered into a Royalty Agreement with the sellers of ElecJet. Upon closing the Company desires to build its initial factory (“Factory”) to manufacture graphene batteries in the territory of the United States. The Company agrees to pay the sellers 1.5% of net sales for batteries produced by the Factory. Royalty payments shall continue to be paid for a period of ten years from the starting date, or until the total of the royalty payments equals $50 million, whichever occurs first.
Legal Proceedings
From time to time, the Company may become involved in lawsuits and other legal proceedings that arise in the course of business. Litigation is subject to inherent uncertainties, and it is not possible to predict the outcome of litigation with total confidence. As of the date of this Report, the Company was not aware of any legal proceedings or potential claims against it whose outcome would be likely, individually or in the aggregate, to have a material adverse effect on the Company’s business, financial condition, operating results, or cash flows.
In August 2020, in a matter relating to the Company’s subsidiary Horizon Well Testing, LLC (“Horizon”), the Company filed a lawsuit in the United States District Court, District of Arizona (Case No.2:20-cv-01679-DJH), against Alan Martin, the seller of Horizon dba Venture West Energy Services, LLC (“VWES”). The Company brought suit in 2020 seeking to avoid the claimed liability due from the Company to Alan Martin, for the Company’s 2017 purchase of Mr. Martin’s business, Horizon. On summary judgment, the court found that the Company’s claim was barred by a time-limiting clause for indemnification claims. The Company disagrees with the court’s ruling and intends to appeal. Before the Company can file its appeal of the summary judgment order, the court must resolve Mr. Martin’s counterclaim in which Mr. Martin claims that Mr. Martin remains unpaid on the promissory note, as modified, under which the Company purchased the Horizon. The note balance is alleged to have a principal sum due of $3.3 million, plus interest at 8% accruing from 2019 to present, plus late fees accruing at $575 per day (see Note 4). The Company continues to dispute the amount claimed due. As well, the Company’s legal position remains that the indebtedness should be discharged due to material misrepresentations by Mr. Martin in the original transaction.
In August 2021, in a matter relating to Horizon, Rob Porter filed a lawsuit in the District Court of Oklahoma County, State of Oklahoma (CJ-2021-3421), alleging unjust enrichment and breach of contract with respect to shares of Company that Mr. Porter claims was owed under his employment contract with the Company as President of Horizon. In October 2021, the Company filed its answer denying such claims. In October 2021, the Company also filed counterclaims against Mr. Porter for conversion and breach of fiduciary duties. The Company believes this is a frivolous lawsuit and as such, no accrual has been recorded as of March 31, 2023, and December 31, 2022. As of the date of this Report, a pre-trial scheduling conference was scheduled for June 21, 2023, and the Company was participating in discovery.
In October 2021, in a matter relating to Horizon, the Company received three complaints in the District Court of Oklahoma Country State of Oklahoma from former VWES employees Bruce Morse (CJ-2021-4316), Brian Hobbs (CJ-2021-4315), Thomas Karraker (CJ-2021-4314) for unjust enrichment, and breach of contract with respect to their employment contracts with Horizon. On January 19, 2022, the Company filed answers to all three lawsuits that denied these claims. The Company believes these are frivolous lawsuits. In July 2022, the Company and Mr. Morse settled his claims against the Company. The settlement included the cash payment of $24,375 for Mr. Morse's claimed 37,500 shares of Class A Common stock, and subsequently Mr. Morse’s case has been dismissed. Subsequently, Mr. Hobbs and Mr. Karraker have also expressed interest in settling claims on similar terms, and negotiations were ongoing as of the date of this Report. As no formal settlement offer has been extended, no accrual has been recorded as of March 31, 2023, and December 31, 2022.
In June 2022, in a matter relating to the Company’s subsidiaries, DTI Services Limited Liability Company and Direct Tech Sales, LLC (doing business as RCA Commercial Electronics) (“RCA”), the Company received a complaint filed in the Superior Court of Marion County State of Indiana (CAUSE NO. 49D01-2203-PL-006662) by Gatehouse, LLC (“Gatehouse”), a supplier of PPP gloves for resale by RCA, seeking payment of $213,000 for supplied goods that RCA has good reason to believe are counterfeit, and thus unsalable. RCA has answered the complaint and asserted counterclaims of fraud and breach of contract. After a long delay in prosecution of the case by the plaintiff Gatehouse, motion practice has begun in this matter, however no scheduling, hearings, or trial date has yet been set in this matter.
In November 2022, the Company received a complaint filed by Mr. Mark Bell in the district court of Idaho (CV42-22-4066) with regard to the Company’s February 2020 purchase of Excel Fabrication LLC (“Excel”) from Mr. Bell, over the Company’s refusal to continue paying on a $2.3 million note comprising part of the purchase consideration (Note 4). In December 2022 the Company counter-sued Mr. Bell for breach of contract, fraud, and misrepresentation in the February 2020 sale of Excel to the Company. The case is set for trial in June of 2024.
In December 2022, the Company’s subsidiary Excel Fabrication LLC (“Excel”) received a demand for binding arbitration (AAA Case No. 01-22-0004-9935) by Starr Corporation of Idaho, a contractor for whom Excel Fabrication LLC was performing as sub-contractor and who stopped its work for Starr Corporation pursuant to its claimed contract right of termination due to failure of Starr Corporation to make payment within the contracted period for payment for work satisfactorily performed. Starr Corporation claims that Excel’s termination was wrongful, and seeks approximately $0.5 million, reflecting its costs in having to complete work that was called for under the contract. Excel is seeking a determination that its termination was rightful under the terms of the contract between the parties, and in addition seeks payment on its unpaid billing submittals and additional costs. Arbitration hearings are scheduled to commence in April 2024. As no formal settlement offer has been extended, no accrual has been recorded as of March 31, 2023, and December 31, 2022.
In February 2023, the Company learned that a complaint the State of New York brought against Vayu in 2019 (prior to the Company’s ownership of Vayu) seeking a refund for two returned airframes, a case which had originally been dismissed for lack of jurisdiction, had become revived by virtue of New York’s highest court ruling (State of New York v Vayu, APL-2021-00148) that the State’s long arm statute applied to the 2016 transaction between Vayu and the State University of New York at Stonybrook. Total damages sought by the State of New York are less than $100,000, including interest and costs. In light of the decision by the Court of Appeals to return the case to the trial courts for adjudication, the Company has expressed its wish to settle the matter and is currently awaiting the State of New York's response to the Company's response including the possibility of the State providing information useful to the Company should it wish to subsequently seek redress from the previous owners of Vayu.